Multi-Asset Portfolio
Multi-Asset Portfolio

Prospectus Supplement

July 25, 2014

Morgan Stanley Institutional Fund, Inc.

Supplement dated July 25, 2014 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2014

Multi-Asset Portfolio
(the "Portfolio")

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") has approved (i) the offering of a commission, which will be paid by Morgan Stanley Distribution, Inc., as distributor of the Fund, to certain financial intermediaries as compensation on sales of Class A shares of the Portfolios of $1 million or more; and (ii) the imposition of a contingent deferred sales charge on Class A shares of the Portfolios in relation thereto. As a result, effective August 1, 2014, the following changes to the Prospectus are necessary:

The following table replaces the "Shareholder Fees" table in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Shareholder Fees Multi-Asset Portfolio	Class I	Class A		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price	none	5.25%	[1]	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	none	[1],[2]	none
[1]	Effective September 9, 2013, Class P shares were renamed Class A shares.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information-How to Redeem Shares-Class A Shares" for further information about the CDSC waiver categories.

Please retain this supplement for future reference.